Business combinations - Consideration transferred (Details) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)	201,677,981	201,677,981	215,078,497	218,786,812